CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
Cash Flows From Operating Activities
Net income	$ 2,208,682	$ 739,323	$ 663,671
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred income taxes	1,205,000	(309,000)	$ 285,000
Deferred revenue	(1,166,667)	3,354,167
Realized (gain) loss on sale of marketable securities	(6,455)	(182,870)	$ 5,572
Loss on disposition of property and equipment	27,648	4,291	316,021
Depreciation and amortization	1,695,454	1,721,850	1,636,561
Amortization of deferred charges	351,570	468,607	456,524
Other assets - deferred charges	(942,869)	(290,615)	(636,402)
- unbilled receivables	$ (56,503)	(450,739)	(282,265)
- unbilled receivable - bad debts		66,265	324,536
- receivables	$ 30,000	30,000	30,000
Changes in:
Receivables	(327,637)	(1,489)	$ (32,932)
Receivable to temporarily vacate lease	1,250,000	(1,250,000)
Prepaid expenses	(94,002)	(62,724)	$ (100,937)
Income taxes refundable	(499,259)	129,066	(325,072)
Accounts payable	(104,491)	86,582	(27,415)
Payroll and other accrued liabilities	$ 543,840	$ 80,881	581,205
Income taxes payable			(79,362)
Other taxes payable	$ (385)	$ 1,239	831
Net cash provided by operating activities	4,113,926	4,134,834	2,815,536
Cash Flows From Investing Activities
Acquisition of property and equipment	(2,455,496)	(3,550,674)	(3,327,668)
Security deposits	28,791	(285,810)	51,950
Marketable securities:
Receipts from sales or maturities	344,271	1,248,412	621,809
Payments for purchases	(384,486)	(57,377)	(555,218)
Net cash (used) by investing activities	(2,466,920)	(2,645,449)	(3,209,127)
Cash Flows From Financing Activities
Increase (decrease) - security deposits payable	29,985	$ (91,081)	$ (123,232)
Borrowings - mortgage debt	652,274
Payments - mortgage and other debt payments	(136,321)	$ (170,262)	$ (158,662)
Net cash provided (used) by financing activities	545,938	(261,343)	(281,894)
Net increase (decrease) in cash and cash equivalents	2,192,944	1,228,042	(675,485)
Cash and cash equivalents at beginning of year	1,892,760	664,718	1,340,203
Cash and cash equivalents at end of year	$ 4,085,704	$ 1,892,760	$ 664,718